Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Debts - Summary of Breakdown of Funds Obtained in Institutional Markets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	R$ 93,974	R$ 98,482	R$ 96,239
Subordinated debt [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	R$ 49,313	52,696
Subordinated debt [Member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	3.80%
Subordinated debt [Member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	4.63%
Foreign borrowing through securities [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	R$ 41,863	41,400
Foreign borrowing through securities [Member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	0.89%
Foreign borrowing through securities [Member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	30.35%
Structured Operations Certificates [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	R$ 2,798	4,386
Structured Operations Certificates [Member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	0.00%
Structured Operations Certificates [Member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	15.82%
Current [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	R$ 8,524	26,026
Current [Member] | Subordinated debt [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	343	12,500
Current [Member] | Foreign borrowing through securities [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	6,232	11,764
Current [Member] | Structured Operations Certificates [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	1,949	1,762
Non-current [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	85,450	72,456
Non-current [Member] | Subordinated debt [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	48,970	40,196
Non-current [Member] | Foreign borrowing through securities [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	35,631	29,636
Non-current [Member] | Structured Operations Certificates [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market debt	R$ 849	R$ 2,624